CONDENSED CONSOLIDATING FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
CONDENSED CONSOLIDATING FINANCIAL STATEMENTS	CONDENSED CONSOLIDATING FINANCIAL STATEMENTS
Citigroup’s Registration Statement on Form S-3 on file with the SEC includes its wholly owned subsidiary, Citigroup Global Markets Holdings Inc. (CGMHI), as a co-registrant. Any securities issued by CGMHI under the Form S-3 will be fully and unconditionally guaranteed by Citigroup.
The following are the Condensed Consolidating Statements of Income and Comprehensive Income for the years ended December 31, 2021, 2020 and 2019, Condensed Consolidating Balance Sheet as of December 31, 2021 and 2020 and Condensed Consolidating Statement of Cash Flows for the years ended December 31, 2021, 2020 and 2019 for Citigroup Inc., the parent holding company (Citigroup parent company), CGMHI, other Citigroup subsidiaries and eliminations and total consolidating adjustments. “Other Citigroup subsidiaries and eliminations” includes all other subsidiaries of Citigroup, intercompany eliminations and income (loss) from discontinued operations. “Consolidating adjustments” includes Citigroup parent company elimination of distributed and undistributed income of subsidiaries and investment in subsidiaries.
These Condensed Consolidating Financial Statements have been prepared and presented in accordance with SEC Regulation S-X Rule 3-10, “Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered.”
These Condensed Consolidating Financial Statements are presented for purposes of additional analysis, but should be considered in relation to the Consolidated Financial Statements of Citigroup taken as a whole.
Condensed Consolidating Statements of Income and Comprehensive Income

	Year ended December 31, 2021
In millions of dollars	Citigroup parent company	CGMHI	Other Citigroup subsidiaries and eliminations	Consolidating adjustments	Citigroup consolidated
Revenues
Dividends from subsidiaries	$6,482	$—	$—	$(6,482)	$—
Interest revenue	—	3,566	46,909	—	50,475
Interest revenue—intercompany	3,757	531	(4,288)	—	—
Interest expense	4,791	778	2,412	—	7,981
Interest expense—intercompany	294	1,320	(1,614)	—	—
Net interest income	$(1,328)	$1,999	$41,823	$—	$42,494
Commissions and fees	$—	$7,770	$5,902	$—	$13,672
Commissions and fees—intercompany	(36)	407	(371)	—	—
Principal transactions	976	10,140	(962)	—	10,154
Principal transactions—intercompany	(1,375)	(6,721)	8,096	—	—
Other revenue	(64)	576	5,052	—	5,564
Other revenue—intercompany	(133)	(60)	193	—	—
Total non-interest revenues	$(632)	$12,112	$17,910	$—	$29,390
Total revenues, net of interest expense	$4,522	$14,111	$59,733	$(6,482)	$71,884
Provisions for credit losses and for benefits and claims	$—	$6	$(3,784)	$—	$(3,778)
Operating expenses
Compensation and benefits	$10	$5,251	$19,873	$—	$25,134
Compensation and benefits—intercompany	69	—	(69)	—	—
Other operating	83	2,868	20,108	—	23,059
Other operating—intercompany	11	2,826	(2,837)	—	—
Total operating expenses	$173	$10,945	$37,075	$—	$48,193
Equity in undistributed income of subsidiaries	$16,596	$—	$—	$(16,596)	$—
Income from continuing operations before income taxes	$20,945	$3,160	$26,442	$(23,078)	$27,469
Provision (benefit) for income taxes	(1,007)	625	5,833	—	5,451
Income from continuing operations	$21,952	$2,535	$20,609	$(23,078)	$22,018
Income (loss) from discontinued operations, net of taxes	—	—	7	—	7
Net income before attribution of noncontrolling interests	$21,952	$2,535	$20,616	$(23,078)	$22,025
Noncontrolling interests	—	—	73	—	73
Net income	$21,952	$2,535	$20,543	$(23,078)	$21,952
Comprehensive income
Add: Other comprehensive income (loss)	$(6,707)	$(76)	$(450)	$526	$(6,707)
Total Citigroup comprehensive income	$15,245	$2,459	$20,093	$(22,552)	$15,245
Add: Other comprehensive income attributable to noncontrolling interests	$—	$—	$(99)	$—	$(99)
Add: Net income attributable to noncontrolling interests	—	—	73	—	73
Total comprehensive income	$15,245	$2,459	$20,067	$(22,552)	$15,219
Condensed Consolidating Statements of Income and Comprehensive Income

	Year ended December 31, 2020
In millions of dollars	Citigroup parent company	CGMHI	Other Citigroup subsidiaries and eliminations	Consolidating adjustments	Citigroup consolidated
Revenues
Dividends from subsidiaries	$2,355	$—	$—	$(2,355)	$—
Interest revenue	—	5,364	52,725	—	58,089
Interest revenue—intercompany	4,162	920	(5,082)	—	—
Interest expense	4,992	1,989	6,357	—	13,338
Interest expense—intercompany	502	2,170	(2,672)	—	—
Net interest income	$(1,332)	$2,125	$43,958	$—	$44,751
Commissions and fees	$—	$6,216	$5,169	$—	$11,385
Commissions and fees—intercompany	(36)	290	(254)	—	—
Principal transactions	(1,254)	(4,252)	19,391	—	13,885
Principal transactions—intercompany	693	9,064	(9,757)	—	—
Other revenue	(127)	706	4,901	—	5,480
Other revenue—intercompany	111	23	(134)	—	—
Total non-interest revenues	$(613)	$12,047	$19,316	$—	$30,750
Total revenues, net of interest expense	$410	$14,172	$63,274	$(2,355)	$75,501
Provisions for credit losses and for benefits and claims	$—	$(1)	$17,496	$—	$17,495
Operating expenses
Compensation and benefits	$(5)	$4,941	$17,278	$—	$22,214
Compensation and benefits—intercompany	191	—	(191)	—	—
Other operating	37	2,393	19,730	—	22,160
Other operating—intercompany	15	2,317	(2,332)	—	—
Total operating expenses	$238	$9,651	$34,485	$—	$44,374
Equity in undistributed income of subsidiaries	$9,894	$—	$—	$(9,894)	$—
Income from continuing operations before income taxes	$10,066	$4,522	$11,293	$(12,249)	$13,632
Provision (benefit) for income taxes	(981)	1,249	2,257	—	2,525
Income from continuing operations	$11,047	$3,273	$9,036	$(12,249)	$11,107
Income (loss) from discontinued operations, net of taxes	—	—	(20)	—	(20)
Net income (loss) before attribution of noncontrolling interests	$11,047	$3,273	$9,016	$(12,249)	$11,087
Noncontrolling interests	—	—	40	—	40
Net income	$11,047	$3,273	$8,976	$(12,249)	$11,047
Comprehensive income
Add: Other comprehensive income (loss)	$4,260	$(223)	$4,244	$(4,021)	$4,260
Total Citigroup comprehensive income	$15,307	$3,050	$13,220	$(16,270)	$15,307
Add: Other comprehensive income attributable to noncontrolling interests	$—	$—	$26	$—	$26
Add: Net income attributable to noncontrolling interests	—	—	40	—	40
Total comprehensive income	$15,307	$3,050	$13,286	$(16,270)	$15,373
Condensed Consolidating Statements of Income and Comprehensive Income

	Year ended December 31, 2019
In millions of dollars	Citigroup parent company	CGMHI	Other Citigroup subsidiaries and eliminations	Consolidating adjustments	Citigroup consolidated
Revenues
Dividends from subsidiaries	$23,347	$—	$—	$(23,347)	$—
Interest revenue	—	10,661	65,849	—	76,510
Interest revenue—intercompany	5,091	1,942	(7,033)	—	—
Interest expense	4,949	7,010	16,423	—	28,382
Interest expense—intercompany	1,038	4,243	(5,281)	—	—
Net interest income	$(896)	$1,350	$47,674	$—	$48,128
Commissions and fees	$—	$5,265	$6,481	$—	$11,746
Commissions and fees—intercompany	(21)	354	(333)	—	—
Principal transactions	(2,537)	277	11,152	—	8,892
Principal transactions—intercompany	1,252	2,464	(3,716)	—	—
Other revenue	767	832	4,702	—	6,301
Other revenue—intercompany	(55)	102	(47)	—	—
Total non-interest revenues	$(594)	$9,294	$18,239	$—	$26,939
Total revenues, net of interest expense	$21,857	$10,644	$65,913	$(23,347)	$75,067
Provisions for credit losses and for benefits and claims	$—	$—	$8,383	$—	$8,383
Operating expenses
Compensation and benefits	$32	$4,680	$16,721	$—	$21,433
Compensation and benefits—intercompany	134	—	(134)	—	—
Other operating	(16)	2,326	19,040	—	21,350
Other operating—intercompany	20	2,410	(2,430)	—	—
Total operating expenses	$170	$9,416	$33,197	$—	$42,783
Equity in undistributed income of subsidiaries	$(3,620)	$—	$—	$3,620	$—
Income from continuing operations before income taxes	$18,067	$1,228	$24,333	$(19,727)	$23,901
Provision (benefit) for income taxes	(1,334)	176	5,588	—	4,430
Income from continuing operations	$19,401	$1,052	$18,745	$(19,727)	$19,471
Income (loss) from discontinued operations, net of taxes	—	—	(4)	—	(4)
Net income before attribution of noncontrolling interests	$19,401	$1,052	$18,741	$(19,727)	$19,467
Noncontrolling interests	—	—	66	—	66
Net income	$19,401	$1,052	$18,675	$(19,727)	$19,401
Comprehensive income
Add: Other comprehensive income (loss)	$852	$(651)	$1,600	$(949)	$852
Total Citigroup comprehensive income	$20,253	$401	$20,275	$(20,676)	$20,253
Add: Other comprehensive income attributable to noncontrolling interests	$—	$—	$—	$—	$—
Add: Net income attributable to noncontrolling interests	—	—	66	—	66
Total comprehensive income	$20,253	$401	$20,341	$(20,676)	$20,319
Condensed Consolidating Balance Sheet

	December 31, 2021
In millions of dollars	Citigroup parent company	CGMHI	Other Citigroup subsidiaries and eliminations	Consolidating adjustments	Citigroup consolidated
Assets
Cash and due from banks	$—	$834	$26,681	$—	$27,515
Cash and due from banks—intercompany	17	6,890	(6,907)	—	—
Deposits with banks, net of allowance	—	7,936	226,582	—	234,518
Deposits with banks—intercompany	3,500	11,005	(14,505)	—	—
Securities borrowed and purchased under resale agreements	—	269,608	57,680	—	327,288
Securities borrowed and purchased under resale agreements—intercompany	—	23,362	(23,362)	—	—
Trading account assets	248	189,841	141,856	—	331,945
Trading account assets—intercompany	1,215	1,438	(2,653)	—	—
Investments, net of allowance	1	224	512,597	—	512,822
Loans, net of unearned income	—	2,293	665,474	—	667,767
Loans, net of unearned income—intercompany	—	—	—	—	—
Allowance for credit losses on loans (ACLL)	—	—	(16,455)	—	(16,455)
Total loans, net	$—	$2,293	$649,019	$—	$651,312
Advances to subsidiaries	$142,144	$—	$(142,144)	$—	$—
Investments in subsidiaries	223,303	—	—	(223,303)	—
Other assets, net of allowance(1)	10,589	69,312	126,112	—	206,013
Other assets—intercompany	2,737	60,567	(63,304)	—	—
Total assets	$383,754	$643,310	$1,487,652	$(223,303)	$2,291,413
Liabilities and equity
Deposits	$—	$—	$1,317,230	$—	$1,317,230
Deposits—intercompany	—	—	—	—	—
Securities loaned and sold under repurchase agreements	—	171,818	19,467	—	191,285
Securities loaned and sold under repurchase agreements—intercompany	—	62,197	(62,197)	—	—
Trading account liabilities	17	122,383	39,129	—	161,529
Trading account liabilities—intercompany	777	500	(1,277)	—	—
Short-term borrowings	—	13,425	14,548	—	27,973
Short-term borrowings—intercompany	—	17,230	(17,230)	—	—
Long-term debt	164,945	61,416	28,013	—	254,374
Long-term debt—intercompany	—	76,335	(76,335)	—	—
Advances from subsidiaries	13,469	—	(13,469)	—	—
Other liabilities	2,574	68,206	65,570	—	136,350
Other liabilities—intercompany	—	11,774	(11,774)	—	—
Stockholders’ equity	201,972	38,026	185,977	(223,303)	202,672
Total liabilities and equity	$383,754	$643,310	$1,487,652	$(223,303)	$2,291,413

(1)Other assets for Citigroup parent company at December 31, 2021 included $30.5 billion of placements to Citibank and its branches, of which $19.5 billion had a remaining term of less than 30 days.
Condensed Consolidating Balance Sheet

	December 31, 2020
In millions of dollars	Citigroup parent company	CGMHI	Other Citigroup subsidiaries and eliminations	Consolidating adjustments	Citigroup consolidated
Assets
Cash and due from banks	$—	$628	$25,721	$—	$26,349
Cash and due from banks—intercompany	16	6,081	(6,097)	—	—
Deposits with banks, net of allowance	—	5,224	278,042	—	283,266
Deposits with banks—intercompany	4,500	8,179	(12,679)	—	—
Securities borrowed and purchased under resale agreements	—	238,718	55,994	—	294,712
Securities borrowed and purchased under resale agreements—intercompany	—	24,309	(24,309)	—	—
Trading account assets	307	222,278	152,494	—	375,079
Trading account assets—intercompany(1)	723	2,340	(3,063)	—	—
Investments, net of allowance	1	374	446,984	—	447,359
Loans, net of unearned income	—	2,524	673,359	—	675,883
Loans, net of unearned income—intercompany	—	—	—	—	—
Allowance for credit losses on loans (ACLL)	—	—	(24,956)	—	(24,956)
Total loans, net	$—	$2,524	$648,403	$—	$650,927
Advances to subsidiaries	$152,383	$—	$(152,383)	$—	$—
Investments in subsidiaries	213,267	—	—	(213,267)	—
Other assets, net of allowance(2)	12,156	60,273	109,969	—	182,398
Other assets—intercompany	2,781	51,489	(54,270)	—	—
Total assets	$386,134	$622,417	$1,464,806	$(213,267)	$2,260,090
Liabilities and equity
Deposits	$—	$—	$1,280,671	$—	$1,280,671
Deposits—intercompany	—	—	—	—	—
Securities loaned and sold under repurchase agreements	—	184,786	14,739	—	199,525
Securities loaned and sold under repurchase agreements—intercompany	—	76,590	(76,590)	—	—
Trading account liabilities	—	113,100	54,927	—	168,027
Trading account liabilities—intercompany(1)	397	1,531	(1,928)	—	—
Short-term borrowings	—	12,323	17,191	—	29,514
Short-term borrowings—intercompany	—	12,757	(12,757)	—	—
Long-term debt	170,563	47,732	53,391	—	271,686
Long-term debt—intercompany	—	67,322	(67,322)	—	—
Advances from subsidiaries	12,975	—	(12,975)	—	—
Other liabilities	2,692	55,217	52,558	—	110,467
Other liabilities—intercompany	65	15,378	(15,443)	—	—
Stockholders’ equity	199,442	35,681	178,344	(213,267)	200,200
Total liabilities and equity	$386,134	$622,417	$1,464,806	$(213,267)	$2,260,090

(1)The balances of Trading account assets—intercompany and Trading account liabilities—intercompany within CGMHI and within Other Citigroup subsidiaries and eliminations have been revised to reflect the netting of $7 billion of intercompany derivative and related collateral assets and liabilities subject to enforceable netting agreements. Because the adjustment was limited to transactions between affiliated entities, it had no impact to Citigroup consolidated.
(2)Other assets for Citigroup parent company at December 31, 2020 included $29.5 billion of placements to Citibank and its branches, of which $24.3 billion had a remaining term of less than 30 days.
Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2021
In millions of dollars	Citigroup parent company	CGMHI	Other Citigroup subsidiaries and eliminations	Consolidating adjustments	Citigroup consolidated
Net cash provided by operating activities of continuing operations	$3,947	$43,227	$14,075	$—	$61,249
Cash flows from investing activities of continuing operations
Purchases of investments	$—	$—	$(359,158)	$—	$(359,158)
Proceeds from sales of investments	—	—	126,728	—	126,728
Proceeds from maturities of investments	—	—	142,100	—	142,100
Change in loans	—	—	(1,173)	—	(1,173)
Proceeds from sales and securitizations of loans	—	—	2,918	—	2,918
Change in securities borrowed and purchased under agreements to resell	—	(29,944)	(2,632)	—	(32,576)
Changes in investments and advances—intercompany	8,260	(9,040)	780	—	—
Other investing activities	—	(2)	(3,742)	—	(3,744)
Net cash provided by (used in) investing activities of continuing operations	$8,260	$(38,986)	$(94,179)	$—	$(124,905)
Cash flows from financing activities of continuing operations
Dividends paid	$(5,198)	$(196)	$196	$—	$(5,198)
Issuance of preferred stock	3,300	—	—	—	3,300
Redemption of preferred stock	(3,785)	—	—	—	(3,785)
Treasury stock acquired	(7,601)	—	—	—	(7,601)
Proceeds (repayments) from issuance of long-term debt, net	(86)	15,071	(19,277)	—	(4,292)
Proceeds (repayments) from issuance of long-term debt—intercompany, net	—	14,410	(14,410)	—	—
Change in deposits	—	—	44,966	—	44,966
Change in securities loaned and sold under agreements to repurchase	—	(27,241)	19,001	—	(8,240)
Change in short-term borrowings	—	1,102	(2,643)	—	(1,541)
Net change in short-term borrowings and other advances—intercompany	501	(917)	416	—	—
Capital contributions from (to) parent	—	71	(71)	—	—
Other financing activities	(337)	12	(12)	—	(337)
Net cash provided by (used in) financing activities of continuing operations	$(13,206)	$2,312	$28,166	$—	$17,272
Effect of exchange rate changes on cash and due from banks	$—	$—	$(1,198)	$—	$(1,198)
Change in cash and due from banks and deposits with banks	$(999)	$6,553	$(53,136)	$—	$(47,582)
Cash and due from banks and deposits with banks at beginning of year	4,516	20,112	284,987	—	309,615
Cash and due from banks and deposits with banks at end of year	$3,517	$26,665	$231,851	$—	$262,033
Cash and due from banks (including segregated cash and other deposits)	$17	$7,724	$19,774	$—	$27,515
Deposits with banks, net of allowance	3,500	18,941	212,077	—	234,518
Cash and due from banks and deposits with banks at end of year	$3,517	$26,665	$231,851	$—	$262,033
Supplemental disclosure of cash flow information for continuing operations
Cash paid (received) during the year for income taxes	$(2,406)	$919	$5,515	$—	$4,028
Cash paid during the year for interest	3,101	2,210	1,832	—	7,143
Non-cash investing activities
Decrease in net loans associated with significant disposals reclassified to HFS	$—	$—	$9,945	$—	$9,945
Transfers to loans HFS (Other assets) from loans	—	—	7,414	—	7,414
Non-cash financing activities
Decrease in long-term debt associated with significant disposals reclassified to HFS	$—	$—	$479	$—	$479
Decrease in deposits associated with significant disposals reclassified to HFS	—	—	8,407	—	8,407
Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2020
In millions of dollars	Citigroup parent company	CGMHI	Other Citigroup subsidiaries and eliminations	Consolidating adjustments	Citigroup consolidated
Net cash provided by (used in) operating activities of continuing operations	$5,002	$(26,195)	$572	$—	$(20,621)
Cash flows from investing activities of continuing operations
Purchases of investments	$—	$—	$(334,900)	$—	(334,900)
Proceeds from sales of investments	—	—	146,285	—	146,285
Proceeds from maturities of investments	—	—	124,229	—	124,229
Change in loans	—	—	14,249	—	14,249
Proceeds from sales and securitizations of loans	—	—	1,495	—	1,495
Change in securities borrowed and purchased under agreements to resell	—	(46,044)	2,654	—	(43,390)
Changes in investments and advances—intercompany	(5,584)	(6,917)	12,501	—	—
Other investing activities	—	(54)	(3,226)	—	(3,280)
Net cash used in investing activities of continuing operations	$(5,584)	$(53,015)	$(36,713)	$—	$(95,312)
Cash flows from financing activities of continuing operations
Dividends paid	$(5,352)	$(172)	$172	$—	$(5,352)
Issuance of preferred stock	2,995	—	—	—	2,995
Redemption of preferred stock	(1,500)	—	—	—	(1,500)
Treasury stock acquired	(2,925)	—	—	—	(2,925)
Proceeds from issuance of long-term debt, net	16,798	6,349	(10,091)	—	13,056
Proceeds (repayments) from issuance of long-term debt—intercompany, net	—	3,960	(3,960)	—	—
Change in deposits	—	—	210,081	—	210,081
Change in securities loaned and sold under agreements to repurchase	—	79,322	(46,136)	—	33,186
Change in short-term borrowings	—	1,228	(16,763)	—	(15,535)
Net change in short-term borrowings and other advances—intercompany	(7,528)	(7,806)	15,334	—	—
Other financing activities	(411)	—	—	—	(411)
Net cash provided by financing activities of continuing operations	$2,077	$82,881	$148,637	$—	$233,595
Effect of exchange rate changes on cash and due from banks	$—	$—	$(1,966)	$—	$(1,966)
Change in cash and due from banks and deposits with banks	$1,495	$3,671	$110,530	$—	$115,696
Cash and due from banks and deposits with banks at beginning of year	3,021	16,441	174,457	—	193,919
Cash and due from banks and deposits with banks at end of year	$4,516	$20,112	$284,987	$—	$309,615
Cash and due from banks (including segregated cash and other deposits)	$16	$6,709	$19,624	$—	$26,349
Deposits with banks, net of allowance	4,500	13,403	265,363	—	283,266
Cash and due from banks and deposits with banks at end of year	$4,516	$20,112	$284,987	$—	$309,615
Supplemental disclosure of cash flow information for continuing operations
Cash paid (received) during the year for income taxes	$(1,883)	$1,138	$5,542	$—	$4,797
Cash paid during the year for interest	2,681	4,516	4,897	—	12,094
Non-cash investing activities
Transfers to loans HFS (Other assets) from loans	$—	$—	$2,614	$—	$2,614
Condensed Consolidating Statements of Cash Flows

	Year ended December 31, 2019
In millions of dollars	Citigroup parent company	CGMHI	Other Citigroup subsidiaries and eliminations	Consolidating adjustments	Citigroup consolidated
Net cash provided by (used in) operating activities of continuing operations	$25,011	$(35,396)	$(2,452)	$—	$(12,837)
Cash flows from investing activities of continuing operations
Purchases of investments	$—	$—	$(274,491)	$—	(274,491)
Proceeds from sales of investments	5	—	137,168	—	137,173
Proceeds from maturities of investments	—	—	119,051	—	119,051
Change in loans	—	—	(22,466)	—	(22,466)
Proceeds from sales and securitizations of loans	—	—	2,878	—	2,878
Change in securities borrowed and purchased under agreements to resell	—	15,811	3,551	—	19,362
Changes in investments and advances—intercompany	(1,847)	(870)	2,717	—	—
Other investing activities	—	(64)	(4,817)	—	(4,881)
Net cash provided by (used in) investing activities of continuing operations	$(1,842)	$14,877	$(36,409)	$—	$(23,374)
Cash flows from financing activities of continuing operations
Dividends paid	$(5,447)	$—	$—	$—	$(5,447)
Issuance of preferred stock	1,496	—	—	—	1,496
Redemption of preferred stock	(1,980)	—	—	—	(1,980)
Treasury stock acquired	(17,571)	—	—	—	(17,571)
Proceeds (repayments) from issuance of long-term debt, net	1,666	10,389	(3,950)	—	8,105
Proceeds (repayments) from issuance of long-term debt—intercompany, net	—	(7,177)	7,177	—	—
Change in deposits	—	—	57,420	—	57,420
Change in securities loaned and sold under agreements to repurchase	—	5,115	(16,544)	—	(11,429)
Change in short-term borrowings	—	7,440	5,263	—	12,703
Net change in short-term borrowings and other advances—intercompany	(968)	5,843	(4,875)	—	—
Capital contributions from (to) parent	—	(74)	74	—	—
Other financing activities	(364)	(253)	253	—	(364)
Net cash provided by (used in) financing activities of continuing operations	$(23,168)	$21,283	$44,818	$—	$42,933
Effect of exchange rate changes on cash and due from banks	$—	$—	$(908)	$—	$(908)
Change in cash and due from banks and deposits with banks	$1	$764	$5,049	$—	$5,814
Cash and due from banks and deposits with banks at beginning of year	3,020	15,677	169,408	—	188,105
Cash and due from banks and deposits with banks at end of year	$3,021	$16,441	$174,457	$—	$193,919
Cash and due from banks (including segregated cash and other deposits)	$21	$5,681	$18,265	$—	$23,967
Deposits with banks, net of allowance	3,000	10,760	156,192	—	169,952
Cash and due from banks and deposits with banks at end of year	$3,021	$16,441	$174,457	$—	$193,919
Supplemental disclosure of cash flow information for continuing operations
Cash paid (received) during the year for income taxes	$(393)	$418	$4,863	$—	$4,888
Cash paid during the year for interest	3,820	12,664	11,417	—	27,901
Non-cash investing activities
Transfers to loans HFS (Other assets) from loans	$—	$—	$5,500	$—	$5,500